Parent-Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	$ (192)	$ 182	$ (3)	$ 68	$ 67	$ 410	$ (406)	$ (285)	$ 55	$ (214)
Income tax expense					885	137	(136)	(886)
Net income (loss)	(192)	182	(3)	68	(818)	273	(270)	601	55	(214)
Parent Company
Operating income
Dividend income										500
Operating expense									249	(205)
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank									(249)	295
Income tax expense
Income (loss) before equity in undistributed loss of subsidiary bank									(249)	295
Equity in undistributed net income (loss) of subsidiary bank									304	(509)
Net income (loss)									$ 55	$ (214)